INVESTMENTS	3 Months Ended
Mar. 31, 2022
Disclosure of detailed information about investment property [abstract]
INVESTMENTS

10. INVESTMENTS

Balance at December 31, 2021	$291,066
Change in fair value	(33,249)
Balance at December 31, 2021	$257,817

Fair value of investments is comprised of:

Public company shares	$128,571
Public company warrants	4,286
Private company shares	124,960
Balance at December 31, 2021	$257,817

On March 10, 2021, the Company purchased 1,428,571 units of a publicly listed company for $500,000. Each unit is comprised of one common share and one warrant. The warrants have an exercise price of $0.50 each and convert to one common share, and expire on March 17, 2023.

The fair values of these warrants were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	March 31, 2022	March 10, 2021
Risk free interest rate	2.17%	0.28%
Expected volatility	98.41%	150.88%
Expected life	0.96 years	2 years
Expected dividend yield	0%	0%

On October 27, 2021, the Company purchased 50,000 common shares of a private company for USD$100,000.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three Months Ended March 31, 2022

Expressed in Canadian Dollars (unaudited)